Greenstone Acquisition - Disclosure of Detailed Information about Consideration Paid (Details) $ in Thousands, shares in Millions			8 Months Ended
	May 13, 2024 USD ($) shares	May 12, 2024	Dec. 31, 2024 USD ($)	May 13, 2024 $ / shares
Greenstone
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint operation	60.00%	60.00%
PAG Holding Corp (PAGH)
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 705,037		$ 705,037
Deferred cash consideration	38,254		38,254
Share consideration	217,640		217,640
Total consideration transferred	960,931		960,931
Fair value of previously held 60% interest in Greenstone	1,645,914		1,718,067
Adjustment, fair value of previously held 60% interest in Greenstone	72,200		72,153
Total purchase price	$ 2,606,845		2,678,998
Adjustment, total purchase price			72,153
Loans and advances at amortised cost			$ 40,000
Business combination shares issued (in shares) | shares	42.0
Sale of asset, consideration received, price per share (in dollars per share) | $ / shares				$ 7.09